Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

15. Subsequent events

In March 2018, The Company entered into a definitive agreement to acquire 65% of equity interests in a China-based technology company specializing in optimizing data-driven risk management decisions. The target company offers a suite of products and services helping financial service providers to enhance their risk management capabilities. The consideration of the transaction consists of cash, ordinary shares of the Company and options to purchase the Company’s ordinary shares. The cash portion of the consideration is approximately RMB110 million. The non-cash portion of the consideration will represent approximately 1.5% of the issued and outstanding share capital of the Company after giving effect to the issuance of shares and potential exercise of the options for the consideration. The transaction is expected to close in the second quarter of 2018, subject to the satisfaction of customary closing conditions. The Group is still in process of evaluating the accounting impact of this transaction.